Pension Plans and Retiree Benefits - Summary of Defined Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Plan assets
Plan assets, Fair value, end of year	$ 2,699
Foreign Plan
Plan assets
Plan assets, Fair value, end of year	2,683
Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1,761	$ 1,669
Actuarial loss (gain)	138	184
Current service cost	30	27
Member contributions	0	0
Interest cost	61	69
Benefits paid	(86)	(81)
Expenses paid	(1)	(1)
Settlements	(25)	(24)
Other		0
Foreign exchange translation	(41)	(82)
Balance, end of year	1,837	1,761
Plan assets
Fair value, beginning of year	1,519	1,368
Actual return on plan assets	276	285
Employer contributions	41	43
Member contributions	0	0
Benefits paid	(86)	(81)
Expenses paid	(1)	(1)
Settlements	(25)	(25)
Foreign exchange translation	(41)	(70)
Plan assets, Fair value, end of year	1,683	1,519
Funded status	(154)	(242)
Defined Benefit | CANADA
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	36	34
Actuarial loss (gain)	1	2
Current service cost	3	3
Member contributions	0	0
Interest cost	1	1
Benefits paid	(4)	(4)
Expenses paid	0	0
Settlements	0	0
Other		0
Foreign exchange translation	0	0
Balance, end of year	37	36
Plan assets
Fair value, beginning of year	15	14
Actual return on plan assets	1	1
Employer contributions	4	4
Member contributions	0	0
Benefits paid	(4)	(4)
Expenses paid	0	0
Settlements	0	0
Foreign exchange translation	0	0
Plan assets, Fair value, end of year	16	15
Funded status	(21)	(21)
Defined Benefit | Foreign Plan
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1,725	1,635
Actuarial loss (gain)	137	182
Current service cost	27	24
Member contributions	0	0
Interest cost	60	68
Benefits paid	(82)	(77)
Expenses paid	(1)	(1)
Settlements	(25)	(24)
Other		0
Foreign exchange translation	(41)	(82)
Balance, end of year	1,800	1,725
Plan assets
Fair value, beginning of year	1,504	1,354
Actual return on plan assets	275	284
Employer contributions	37	39
Member contributions	0	0
Benefits paid	(82)	(77)
Expenses paid	(1)	(1)
Settlements	(25)	(25)
Foreign exchange translation	(41)	(70)
Plan assets, Fair value, end of year	1,667	1,504
Funded status	(133)	(221)
Post-Retirement Benefits
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	430	460
Actuarial loss (gain)	32	(15)
Current service cost	9	9
Member contributions	2	2
Interest cost	15	19
Benefits paid	(24)	(24)
Expenses paid	0	0
Settlements	0	0
Other		1
Foreign exchange translation	(10)	(22)
Balance, end of year	454	430
Plan assets
Fair value, beginning of year	906	791
Actual return on plan assets	157	177
Employer contributions	0	0
Member contributions	2	2
Benefits paid	(24)	(23)
Expenses paid	0	0
Settlements	0	0
Foreign exchange translation	(25)	(41)
Plan assets, Fair value, end of year	1,016	906
Funded status	562	476
Post-Retirement Benefits | CANADA
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	2	2
Actuarial loss (gain)	0	0
Current service cost	0	0
Member contributions	0	0
Interest cost	0	0
Benefits paid	0	0
Expenses paid	0	0
Settlements	0	0
Other		0
Foreign exchange translation	0	0
Balance, end of year	2	2
Plan assets
Fair value, beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Member contributions	0	0
Benefits paid	0	0
Expenses paid	0	0
Settlements	0	0
Foreign exchange translation	0	0
Plan assets, Fair value, end of year	0	0
Funded status	(2)	(2)
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	428	458
Actuarial loss (gain)	32	(15)
Current service cost	9	9
Member contributions	2	2
Interest cost	15	19
Benefits paid	(24)	(24)
Expenses paid	0	0
Settlements	0	0
Other		1
Foreign exchange translation	(10)	(22)
Balance, end of year	452	428
Plan assets
Fair value, beginning of year	906	791
Actual return on plan assets	157	177
Employer contributions	0	0
Member contributions	2	2
Benefits paid	(24)	(23)
Expenses paid	0	0
Settlements	0	0
Foreign exchange translation	(25)	(41)
Plan assets, Fair value, end of year	1,016	906
Funded status	$ 564	$ 478